Non-life Reserves - Non Life loss and loss expenses rollforward (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Gross liability at beginning of year	[1]	$ 12,725,631
Reinsurance recoverable at beginning of year		1,947,786
Net paid losses related to:
Reinsurance recoverable at end of year		1,921,231	$ 1,947,786
Gross liability at end of year	[1]	13,151,309	12,725,631
Non Life
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Gross liability at beginning of year		12,725,631	12,047,792	$ 11,395,321
Reinsurance recoverable at beginning of year		1,851,811	1,532,666	782,330
Net liability at beginning of year		10,873,820	10,515,126	10,612,991
Net incurred losses related to:
Current year		3,229,633	3,533,087	3,637,671
Prior years		(47,293)	(219,853)	(194,426)
Net incurred losses		3,182,340	3,313,234	3,443,245
Net paid losses related to:
Current year		(416,151)	(419,633)	(437,938)
Prior years		(2,316,451)	(2,238,503)	(2,535,057)
Total Non-life Claims Paid		(2,732,602)	(2,658,136)	(2,972,995)
Retroactive reinsurance recoverable		(93,378)	(35,695)	(357,864)
Effects of foreign exchange rate changes and other		155,882	(260,709)	(210,251)
Net liability at end of year		11,386,062	10,873,820	10,515,126
Reinsurance recoverable at end of year		1,765,247	1,851,811	1,532,666
Gross liability at end of year		13,151,309	12,725,631	$ 12,047,792
Loss portfolio transfer, reinsurance recoverable, amount		485,000	394,000
Loss portfolio transfer and adverse development cover agreement deferred gain		$ 99,000	$ 47,000

[1]	See Note 21 for additional information regarding related party transactions.